Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	AdvanSix’s policy with respect to its annual equity awards for all eligible employees, including the NEOs, is to grant the awards and set the grant price, which is used to calculate the number of shares covered by awards, at the C&LD Committee’s regularly scheduled February meeting each year, which typically falls within an open trading window. Off-cycle grants during the year, such as for a hiring or promotion, are typically approved by the CEO pursuant to a delegation of authority granted by the C&LD Committee at its regularly scheduled meeting in February each year, with the exception of off-cycle grants made to executive officers, whose awards are approved by the C&LD Committee. Off-cycle grants are typically granted during open windows or, in the case of sign-on grants, on or around an employee's start date.
Award Timing Method	AdvanSix’s policy with respect to its annual equity awards for all eligible employees, including the NEOs, is to grant the awards and set the grant price, which is used to calculate the number of shares covered by awards, at the C&LD Committee’s regularly scheduled February meeting each year, which typically falls within an open trading window.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Off-cycle grants during the year, such as for a hiring or promotion, are typically approved by the CEO pursuant to a delegation of authority granted by the C&LD Committee at its regularly scheduled meeting in February each year, with the exception of off-cycle grants made to executive officers, whose awards are approved by the C&LD Committee. Off-cycle grants are typically granted during open windows or, in the case of sign-on grants, on or around an employee's start date.
MNPI Disclosure Timed for Compensation Value	false